Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,030,000.00
Previously Paid Amount	0.00
Total Fee Amount	970.84
Total Offset Amount	0.00
Net Fee	970.84
Narrative - Max Aggregate Offering Price	$ 7,030,000.00
Final Prospectus	true